NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS [Abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

NOTE 13 - NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Non-current assets and disposal group classified as held for sale at December 31, 2020 and December 31, 2019, are detailed below:

	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current assets
Aircraft	275,000	482,806
Engines and rotables	740	1,943
Other assets	382	401
Total	276,122	485,150

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in Note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the year.

-	Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale.

During 2019, four Airbus A350, aircraft two Boeing 767, were reclassified from Property, plants and equipment to Non-current assets or groups of assets for disposal classified as held for sale.

Additionally, during the same year 2019, the sale of one motor spare Boeing 767 and one Boeing 767 aircraft were materialized. As a result of the above, during 2019, adjustments for US $ 2 million of expense were recognized to record these assets at their net realizable value.

During the year 2020, the sale of a Boeing 767 aircraft took place and therefore US $ 5.5 million was recognized as profit from the transaction.

Additionally, during the year 2020, Delta Air Lines, Inc. canceled the purchase of four Airbus A350 aircraft, given this, LATAM was compensated with the payment of ThUS $ 62,000, which was recorded in the income statement as other income. These four aircraft were reclassified to Property, plant and equipment.

During 2020, eleven Boeing 767 aircraft were transferred from the Property, plant and equipment item, to the Non-current assets item or groups of assets for disposal classified as held for sale.

Additionally, during the year 2020, adjustments for US $ 332 million of were recognized in income statement to adjust the assets to its fair value less the cost of sales, which were recorded the income statements as part of the expenses of restructuring activities.

The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

	As of	As of
	December 31,	December 31,
Aircraft	2020	2019
Boeing 767	11	1
Airbus A350	-	4
Total	11	5